Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the consideration paid for this acquisition and the fair value of assets and liabilities assumed as of the acquisition date as follows:

Dollars in millions	Centauri
Fair value of total consideration paid	$830
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and equivalents	7
Accounts receivable	78
Contract assets	19
Other current assets	1
Total current assets	105
Property, plant, and equipment, net	18
Operating lease right-of-use assets	36
Intangible assets, net	226
Other assets	1
Total assets	386

Accounts payable	29
Contract liabilities	2
Accrued salaries, wages and benefits	39
Operating lease liabilities	6
Total current liabilities	76
Deferred income taxes	19
Operating lease liabilities	30
Other liabilities	7
Total liabilities	132

Net assets acquired	254
Goodwill	$576

Schedule of Intangible Assets and the Related Weighted-Average Useful Live
The following table summarizes the fair value of intangible assets and the related weighted-average useful lives:

Dollars in millions	Fair Value	Weighted Average Amortization Period (in years)
Funded backlog	$28	1
Customer relationships	198	15
Total intangible assets	$226	13

Schedule of Pro Forma Information

	Year ended December 31,
Dollars in millions	2020	2019
	(Unaudited)
Revenue	$6,194	$6,137
Net income attributable to KBR	$(53)	$172
Diluted earnings per share	$(0.37)	$1.20